Other Income (Expense)	12 Months Ended
Dec. 31, 2023
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Other Income (Expense)
10.	Other Income (Expense)

		Years Ended December 31

(in thousands)	Note	2023	2022

Interest income		$34,862	$6,321

Dividends received from equity investments designated as FVTOCI ¹ relating to investments held at the end of the period		2,316	453

Foreign exchange gain (loss)		51	890

Net gain (loss) arising on financial assets mandatorily measured at FVTNE ²

Gain (loss) on fair value adjustment of share purchase warrants held		(31)	(1,033)

Other		(2,927)	818

Total other income (expense)		$34,271	$7,449

1)	FVTOCI refers to Fair Value through Other Comprehensive Income
2)	FVTNE refers to Fair Value Through Net Earnings